Organization and Business Description	12 Months Ended
Mar. 31, 2019
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Wah Fu Education Group Limited ("Wah Fu") was incorporated under the laws of the British Virgin Islands on July 23, 2012. Wah Fu is a holding company whose primary purpose is to develop business opportunities in the People's Republic of China ("PRC" or "China"). Wah Fu Education Holding Limited ("Wah Fu Holding") is a wholly-owned subsidiary of Wah Fu, which was established on May 19, 2016 in Hong Kong, China.

In December 2012, Wah Fu acquired 100% equity interest of Beijing Huaxia Dadi Distance Learning Services Co., Ltd. ("Distance Learning") and its Variable Interest Entity ("VIE"), Beijing Huaxia Dadi Digital Information Technology Co., Ltd ("Digital Information"), with a consideration totaling Chinese Renminbi ("RMB") 2,000,000 (approximately $0.3 million). Distance Learning is a Chinese nation-wide online education services provider founded on December 23, 1999. Digital Information is a technological development and operation services provider founded on September 14, 2000. Due to PRC legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include internet content providers, or ICPs, Wah Fu cannot have a direct ownership in Digital Information. As an alternative, Distance Learning entered into a series of contractual agreements with the owners of Digital Information. These agreements include an Exclusive Business Cooperation Agreement, an Equity Interest Pledge Agreement, an Exclusive Option Agreement and Powers of Attorney.

Pursuant to the above agreements, Distance Learning has the exclusive right to provide Digital Information consulting services related to business operations including technology and management. All the above contractual agreements obligate Distance Learning to absorb a majority of the risk of loss from Digital Information's activities and entitle Distance Learning to receive a majority of their residual returns. In essence, Distance Learning has gained effective control over Digital Information. Therefore, the Company believes that Digital Information should be considered as VIE under the Statement of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 810 "Consolidation". Accordingly, the accounts of Digital Information are consolidated with those of Distance Learning and ultimately are consolidated into those of Wah Fu.

On July 20, 2015, Wah Fu established Shanghai Xin Fu Network Technology Co., Ltd. ("Shanghai Xin Fu"), a wholly foreign-owned enterprise (the "WFOE") under the laws of the PRC. Shanghai Xin Fu owns 100% equity interest of Shanghai Xia Shu Network Technology Co., Ltd, ("Shanghai Xia Shu"), a company formed on April 29, 2016 under the laws of PRC. On June 15, 2015, Hunan Huafu Haihui Learning Technology Co., Ltd. ("Hunan Huafu") was incorporated in Hunan Province, China. Shanghai Xia Shu owns 75% equity interest of Hunan Huafu, and the other 25% equity interest is owned by two unrelated individual shareholders.

On March 8, 2017, Nanjing Suyun Education Technology Co., Ltd. ("Nanjing Suyun") was founded in Jiangsu Province, China. Distance Learning owns 70% equity interest of Nanjing Suyun, and the other 30% equity interest is owned by an individual shareholder. On March 15, 2017, Huaxia MOOC Internet Technology Co., Ltd. ("Huaxia MOOC") was founded in Hubei Province, China. Distance Learning owns 51% equity interest of Huaxia MOOC, and the other 49% equity interest is owned by three unrelated individual shareholders, respectively.

On April 25, 2017, Guizhou Huafu Qianyun Network Technology Co., Ltd. ("Guizhou Huafu") was established in Guizhou Province, China. Distance Learning owns 51% equity interest of Guizhou Huafu, and the other 49% equity interest is owned by a third party company.

On May 21, 2018, Fuzhou Huafu Mingjiao Technology Co., Ltd. ("Fuzhou Huafu") was established in Fujian Province, China. Distance Learning owns 65% equity interest of Fuzhou Huafu, and three individual shareholders own 25%, 6% and 4% equity interest of Fuzhou Huafu, respectively.

On June 26, 2018, Liaoning Huafu Zhongtai Learning Technology Co., Ltd. ("Liaoning Huafu") was established in Liaoning Province, China. Digital information owns 70% equity interest of Liaoning Huafu, and a third party company and one individual shareholder own 25% and 5% equity interest of Liaoning Huafu, respectively.

On September 18, 2018, Beijing Huafu Silu International Learing Technology Co., Ltd. ("Huafu Silu") was established in Beijing, China. Shanghai Xia Shu owns 51% equity interest of Huafu Silu, and the other 49% equity interest is owned by two individual shareholders.

Wah Fu, its subsidiaries and its subsidiary's consolidated VIE (collectively, the "Company") are primarily engaged in providing online education services and technological development and operation services in China.